Other receivables and prepaid expenses (Schedule of Other Receivables and Prepaid Expenses) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)
Disclosure of financial assets [line items]
Advances to suppliers	₪ 654	$ 205	₪ 5,991
Prepaid expenses	399	125	438
Others	1,191	373	955
Total Other receivables and prepaid expenses	₪ 2,244	$ 703	₪ 7,384